Commitments and Contingencies (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 06, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Future Minimum Contractual Charter Revenue [Abstract]
Twelve-month period ending June 30, 2025			$ 17,631
Total			17,631
Lease prepayment			$ 3,750	$ 10,733
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			12 months
Renewal term of time charter agreements			5 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			14 months
Renewal term of time charter agreements			15 months
Working Capital for Aframax Tanker [Member]
Commitments and Contingencies [Abstract]
Sharing percentage in time charter for Aframax tanker			10.00%
Committed capital			$ 255
Working Capital for Aframax Tanker [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Payment of committed capital		$ 255
Gloriuship [Member] | Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			70 days
Gloriuship [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			80 days
Nisea [Member]
Future Minimum Contractual Charter Revenue [Abstract]
Lease prepayment	$ 3,750
Payment due prior to delivery of vessel	3,750
Term of bareboat charter			18 months
Optional term of bareboat charter			30 days
Daily charter rate	8
Purchase price of vessel at end of bareboat period	$ 16,620